Interest-bearing Financial Liabilities - Summary of Scheduled Maturities of Consolidated Outstanding Long-term Debt at Nominal Values (Detail) - Dec. 31, 2018 ₱ in Millions, $ in Millions	PHP (₱)	USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	₱ 176,694
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	23,447	$ 446
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	153,247
2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	20,555
2019 [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	5,779	110
2019 [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	14,776
1-2 years [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	20,000
1-2 years [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	11,057	210
1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	8,943
2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	22,484
2021 [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	2,386	46
2021 [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	20,098
2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	15,989
2022 [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	1,597	30
2022 [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	14,392
2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	25,412
2023 [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	1,314	25
2023 [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	24,098
2024 and onwards [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	72,254
2024 and onwards [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	1,314	$ 25
2024 and onwards [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding long-term debt at nominal values	₱ 70,940